Contract liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract liabilities [abstract]
Contract liabilities	¥ 495,404	¥ 655,117
Carried-forward contract liabilities recognized in current year	¥ 579,750	¥ 446,702	¥ 465,706